CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 250,408	$ 187,777
Restricted cash	7,750	9,996
Accounts receivable, net	23,416	38,252
Due from related companies (Note 2)	11,281	6,730
Advances and other	27,090	24,226
Vessels held for sale (Note 3)	68,410	68,410
Inventories	15,285	18,756
Prepaid insurance and other	1,526	1,842
Current portion of financial instruments - Fair value (Note 11)	1,410	2,322
Total current assets	406,576	358,311
INVESTMENTS	1,000	1,000
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	956	5,166
FIXED ASSETS (Note 3)
Advances for vessels under construction	51,597	216,531
Vessels	3,865,207	3,479,037
Accumulated depreciation	(865,169)	(801,976)
Vessels' Net Book Value	3,000,038	2,677,061
Total fixed assets	3,051,635	2,893,592
DEFERRED CHARGES, net (Note 4)	23,160	19,506
Total assets	3,483,327	3,277,575
CURRENT LIABILITIES:
Current portion of long-term debt (Note 5)	270,751	288,135
Payables	54,004	52,511
Due to related companies (Note 2)	7,682	5,892
Dividends payable	4,221	0
Accrued liabilities	41,404	34,707
Unearned revenue	14,053	8,428
Current portion of financial instruments - Fair value (Note 11)	2,734	3,613
Total current liabilities	394,849	393,286
LONG-TERM DEBT, net of current portion (Note 5)	1,555,298	1,465,720
FINANCIAL INSTRUMENTS - FAIR VALUE, net of current portion (Note 11)	1,376	1,119
STOCKHOLDERS' EQUITY (Note 7):
Preferred shares, $ 1.00 par value; 25,000,000 shares authorized and 2,000,000 Series B Preferred Shares, 2,000,000 Series C Preferred Shares, 3,424,803 Series D Preferred Shares and 4,600,000 Series E Preferred Shares issued and outstanding at June 30, 2017 and 15,000,000 shares authorized and 2,000,000 Series B Preferred Shares, 2,000,000 Series C Preferred Shares and 3,400,000 Series D Preferred Shares issued and outstanding at December 31, 2016	12,025	7,400
Common shares, $ 1.00 par value; 175,000,000 shares authorized, 87,338,652 shares issued and 84,371,583 shares outstanding at June 30, 2017 and 185,000,000 shares authorized, 87,338,652 shares issued and 83,720,866 shares outstanding at December 31, 2016	87,339	87,339
Additional paid-in capital	858,109	752,001
Cost of treasury stock	(16,551)	(20,173)
Accumulated other comprehensive loss	(7,509)	(4,313)
Retained earnings	585,333	582,889
Total Tsakos Energy Navigation Limited stockholders' equity	1,518,746	1,405,143
Non-controlling Interest	13,058	12,307
Total stockholders' equity	1,531,804	1,417,450
Total liabilities and stockholders' equity	$ 3,483,327	$ 3,277,575